Schedule of Composition of Stock Capital (Details) - $ / shares	Jun. 30, 2025	Apr. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Nov. 17, 2023	Nov. 11, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price			$ 0.0001	$ 0.0001
Common Stock	200,000,000		112,000,000	105,263,084
Commom stock, shares outstanding	3,164,758		2,963,695	2,923,915			1
Total preferred stock	150,000,000		88,400,879	74,999,971
Preferred stock, shares outstanding	27,888,937		26,560,564	22,459,576
Share capital authorized			200,400,879	180,263,055
[custom:ShareCapitalIssuedAndOutstanding-0]			29,523,961	25,383,487
Preferred stock, par value	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, par value	$ 0.0001		$ 0.0001	$ 0.0001
Commom stock, shares issued	3,164,758		2,963,695	2,923,915			1
Preferred stock, shares issued			26,560,564	22,459,576
Series B-1 Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price			$ 1.4672533			$ 1.462533
Preferred stock, par value			0.0001
Series B Two Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price					$ 0.4875
Series CF Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price	$ 2.12343	$ 2.12343	$ 2.12343
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares outstanding	28,465,745		26,560,266
Preferred stock, shares issued	28,465,745		26,560,266
Preferred Stock [Member] | Series B-1 Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total preferred stock	25,356,256		25,356,256	25,364,831
Preferred stock, shares outstanding	8,452,086		8,204,944	6,154,045
Preferred stock, shares issued	8,452,086		8,204,944
Preferred Stock [Member] | Series B Two Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total preferred stock	27,463,149		27,463,149	27,463,154
Preferred stock, shares outstanding	9,154,383		9,154,388	9,154,388
Preferred stock, shares issued	9,154,383		9,154,388
Preferred Stock [Member] | Series B Three Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total preferred stock	21,453,390		21,453,390	22,171,986
Preferred stock, shares outstanding	7,151,139		7,151,139	7,151,139
Preferred stock, shares issued	7,151,139		7,151,139
Preferred Stock [Member] | Series CF Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total preferred stock			14,128,084
Preferred stock, shares outstanding			2,049,795
Preferred Stock [Member] | Series CF One Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total preferred stock	14,128,084		14,128,084
Preferred stock, shares outstanding	3,368,466		2,049,795
Preferred stock, shares issued	3,368,466		2,049,795
Preferred Stock [Member] | Series CF Two Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total preferred stock	2,900,000
Preferred stock, shares outstanding
Preferred stock, shares issued
Preferred Stock [Member] | Series F Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total preferred stock	10,000
Preferred stock, shares outstanding	10,000
Preferred stock, shares issued	10,000
Preferred Stock [Member] | Series C Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total preferred stock	329,671
Preferred stock, shares outstanding	329,671
Preferred stock, shares issued	329,671
Preferred Stock [Member] | Non Designated Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total preferred stock	58,359,450
Preferred stock, shares outstanding
Preferred stock, shares issued